Trade Payables - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade payables [line items]
Trade payables	€ 68,476	€ 77,901
Trade payables due to related parties	124	1,004
Currency denominated, foreign currency [member]
Disclosure of trade payables [line items]
Trade payables	€ 26,065	€ 29,155